Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2020

Current	$—	$—	$88,179
Deferred	(77,649)	124,058	197,892
(Credit)/Provision for income taxes	$(77,649)	$124,058	$286,071

Schedule of statutory tax rates

	For the year ended	For the year ended	For the year ended
	December 31, 2022	December 31, 2021	December 31, 2020

China statutory income tax rate	25%	25%	25%
Preferential tax rate reduction	(8.4)%	(9.7)%	(9.7)%
75% of research and development expenses deduction	—	0.1%	(9.3)%
Tax rate difference outside of PRC	(3.4)%	(1.3)%	—
Change in valuation allowance	(12.6)%	(16.5)%	—
Permanent difference	(0.1)%	1.5%	0.6%
Effective tax rate	(0.5)%	(0.9)%	6.6%

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
Deferred tax assets:	2022	2021

Allowance for doubtful account	$789,151	$379,566
Net operating loss carryforward	3,098,352	2,258,401
Long-lived assets impairment	696,256	560,604
Deferred tax assets	4,583,759	3,198,571
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	(17,444)	(22,917)
Capitalized development costs	(544,982)	(724,353)
Change in valuation allowance	(4,021,333)	(2,533,293)
Deferred tax assets (liabilities), net	$—	$(81,992)

Noncurrent deferred tax assets	$—	$—
Noncurrent deferred tax liabilities	—	(81,992)
Deferred tax (liabilities) assets, net	$—	$(81,992)

Schedule of Taxes payable

	December 31, 2022	December 31, 2021

VAT taxes payable	$457,395	$485,016
Income taxes payable	188,425	205,477
Other taxes payable	7,265	11,380
Total	$653,085	$701,873